INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw and packaging materials	$ 1,560	$ 1,576
Products in process	712	715
Finished products	2,550	2,567
Materials in transit and payments on account	154	195
Inventories	$ 4,976	$ 5,053